Document and Entity Information	Total
Risk/Return:
Registrant Name	Delaware Group Cash Reserve
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Central Index Key	0000230173
Document Effective Date	Jul. 29, 2020
Document Creation Date	Jul. 29, 2020
Prospectus Date	Jul. 29, 2020
Entity Inv Company Type	N-1A
Delaware Investments Ultrashort Fund | Class A
Risk/Return:
Trading Symbol	DLTAX
Delaware Investments Ultrashort Fund | Class C
Risk/Return:
Trading Symbol	DLTCX
Delaware Investments Ultrashort Fund | Class L
Risk/Return:
Trading Symbol	DLTLX
Delaware Investments Ultrashort Fund | Institutional Class
Risk/Return:
Trading Symbol	DULTX